Other Non-Current Assets (Details) - USD ($) $ in Thousands	Mar. 04, 2024	Jun. 30, 2024	Dec. 31, 2023
Components of Other Non-Current Assets:
Pre-operational assets		$ 223,557	$ 189,023
Other		1,376	107,096
Operating lease right-of-use-assets		7,895	7,386
Other non-current assets		441,289	499,806
Lease and operate agreement, pre-commissioning contractual cash flows		92,600
Other Noncurrent Assets
Components of Other Non-Current Assets:
Lease and operate agreement, pre-commissioning contractual cash flows		0	105,400
Fuji LNG
Components of Other Non-Current Assets:
Payments to acquire productive assets	$ 77,500
Increase (decrease) in other noncurrent assets	(15,500)
Property, plant and equipment, transfer	$ 15,500
MK II FLNG
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		77,200	59,400
Other assets, long lead items, noncurrent		138,300	109,800
Other assets, deposit for a donor vessel, noncurrent		0	15,500
F2K Project
Components of Other Non-Current Assets:
Other assets, capitalized engineering costs, noncurrent		8,000	4,400
Oil
Components of Other Non-Current Assets:
Derivative instrument		121,040	105,948
Gas
Components of Other Non-Current Assets:
Derivative instrument		48,368	53,663
Interest rate swap
Components of Other Non-Current Assets:
Derivative instrument		$ 39,053	$ 36,690